OFF-BALANCE SHEET RISK AND COMMITMENTS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
OFF-BALANCE SHEET RISK AND COMMITMENTS [Abstract]
Summary of Contract Amount of the Exposure to Off-balance Sheet Credit Risk
A summary of the contract amount of the Company’s exposure to off-balance sheet credit risk as of June 30, 2018 is as follows:

Financial instruments whose contract represents credit risk

June 30, 2018
Dollars in thousands
Undisbursed lines of credit	$71,314
Letters of credit	613
$71,927

A summary of the contract amount of the Company’s exposure to off-balance sheet credit risk as of December 31, 2017 is as follows:

Financial instruments whose contract represents credit risk

December 31, 2017
Dollars in thousands
Undisbursed lines of credit	$67,109
Letters of credit	609
$67,718